Balance Sheet Classification of Provisions and Other (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [abstract]
Current	$ 2,205	$ 745
Long-term	6,513	7,563
Other provisions	$ 8,718	$ 8,308	$ 11,866